Accrued And Other Liabilities	12 Months Ended
Dec. 31, 2015
Payables And Accruals [Abstract]
Accrued and other liabilities
13.      Accrued and other liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2015	2014
Accrued payroll	$2,992	$2,274
Accrued interest	2,919	1,520
Accrued tax	1,343	1,187
Customer prepayments	1,303	1,862
Derivative liability	9,981	14,492
Vessel related accrued and other liabilities	9,380	11,084
Other	10,703	23,498
Total	$38,621	$55,917